Income Tax Expense (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Current
Federal					$ 0	$ 0
State and Local					1,250	5,297
Current income tax expense benefit					1,250	5,297
Deferred
Federal					0	0
State and Local					0	0
Deferred income tax expense benefit					0	0
Provision for income taxes	$ 0	$ 0	$ 1,750	$ 1,250	$ 1,250	$ 5,297